GOODWILL (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Goodwill [Abstract]
Schedule of reporting unit goodwill balances
The reporting unit goodwill balances were as follows as of September 29, 2012 and December 31, 2011:

(Amounts in thousands)
	Siding, Fencing and Stone	Windows and Doors
December 31, 2011	$320,107	$71,360	$391,467
2012 Activity	877	373	1,250
September 29, 2012	$320,984	$71,733	$392,717

The reporting unit goodwill balances were as follows as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)
	December 31, 2011	December 31, 2010
Siding, Fencing and Stone	$320,107	$320,107
Windows and Doors	71,360	73,326
	$391,467	$393,433